Comprehensive Income	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Note 17.	Comprehensive Income

The components of accumulated other comprehensive loss, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains/	benefit	other
	currency	(losses) on	pension	comprehensive
	items	securities	plan	income (loss)

Beginning balance, January 1, 2012	$738	616	(1,188)	166
Other comprehensive income (loss) before reclassifications	52	59	234	345
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	(648)	-	(648)
Ending balance, December 31, 2012	$790	27	(954)	(137)
Beginning balance, January 1, 2013	$790	27	(954)	(137)
Other comprehensive income (loss) before reclassifications	161	(12)	(432)	(283)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	8	-	8
Ending balance, December 31, 2013	$951	23	(1,386)	(412)

Reclassification adjustments for losses (gains) reclassified into income were presented in “Gains (losses) on sale of marketable securities, net” in the consolidated statements of income.